Fees Summary	Nov. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 648,000
Previously Paid Amount	0.00
Total Fee Amount	99.21
Total Offset Amount	0.00
Net Fee	99.21
Narrative - Max Aggregate Offering Price	$ 648,000
Final Prospectus	true